February 8, 2019

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

AmericaFirst Quantitative Funds (File Nos. 811- 22669 and 333-228478)

Dear Sir/Madam:

On behalf of AmericaFirst Quantitative Funds (the "Trust"), a registered investment company, we hereby submit, via electronic filing, an amended information statement/prospectus under the Securities Act of 1933, as amended, on Form N-14.  The primary purpose of the amendment filing is to make conforming edits to respond to comments received from the SEC staff.  The information statement/prospectus is filed in connection with the planned reorganization of the AmericaFirst Quantitative Strategies Fund into the AmericaFirst Tactical Alpha Fund, each a series of the Trust.

If you have any questions, please contact Parker Bridgeport at (614) 469-3238.

Very truly yours,

/s/ Parker Bridgeport

    Parker Bridgeport